Stockholders' Equity (Details Narrative) (USD $)	1 Months Ended	0 Months Ended
	Mar. 31, 2015	Mar. 03, 2015
Common Stock, Authorized	100,000,000
Common Stock, par value	$ 0.001	$ 0.0001
Preferred Stock, Authorized	10,000,000
Preferred Stock, par value	$ 0.001
Common stock voting rights description	Voting rights are not cumulative and, therefore, the holders of more than 50% of the common stock could, if they chose to do so, elect all of the directors of the Company.
Common stock issued to founder of the company, price per share		$ 0.002
Common stock issued to founder of the company, values	$ 75,000
Common Stock, outstanding	25,000,000
David Behrend [Member]
Common stock issued to founder of the company, shares		25,000,000
Common stock issued to founder of the company, price per share		$ 0.002
Common stock issued to founder of the company, values		$ 75,000